SEGMENT REPORTING - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Revenue	$ 68,275	$ 79,844	$ 76,571
Operating income (loss)	2,340	10,272	16,976
Depreciation and amortization	(2,675)	(2,580)	(2,523)
Impairment	(1,038)	(1,026)	218
Capital expenditures	4,613	3,468	3,008
Reconciliation From Operating Income [Abstract]
Operating income	2,340	10,272	16,976
Income from investments in associates and joint ventures	1,184	1,317	2,204
Impairments of equity method investments	1,405	0	0
Financing costs - net	(859)	(334)	(1,155)
Income before taxes	1,260	11,255	18,025
Income tax expense	238	1,717	2,460
Net income (including non-controlling interests)	1,022	9,538	15,565
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Revenue	12,856	13,716	12,492
Operating income (loss)	1,917	2,818	2,800
Depreciation and amortization	(535)	(427)	(325)
Impairment	0	0	0
Capital expenditures	426	500	369
Reconciliation From Operating Income [Abstract]
Operating income	1,917	2,818	2,800
Operating segments | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	11,185	11,929	10,830
Operating income (loss)	1,461	2,775	3,798
Depreciation and amortization	(341)	(246)	(228)
Impairment	0	0	0
Capital expenditures	917	708	412
Reconciliation From Operating Income [Abstract]
Operating income	1,461	2,775	3,798
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue	37,919	47,015	43,200
Operating income (loss)	1,104	4,292	5,672
Depreciation and amortization	(1,241)	(1,268)	(1,252)
Impairment	0	0	218
Capital expenditures	1,612	1,204	1,282
Reconciliation From Operating Income [Abstract]
Operating income	1,104	4,292	5,672
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	5,124	5,863	8,392
Operating income (loss)	(3,021)	(930)	2,705
Depreciation and amortization	(278)	(369)	(450)
Impairment	(1,038)	(1,026)	0
Capital expenditures	406	483	619
Reconciliation From Operating Income [Abstract]
Operating income	(3,021)	(930)	2,705
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue	1,171	1,305	1,640
Operating income (loss)	1,144	1,483	2,371
Depreciation and amortization	(238)	(234)	(228)
Impairment	0	0	0
Capital expenditures	784	488	302
Reconciliation From Operating Income [Abstract]
Operating income	1,144	1,483	2,371
Operating segments | All other segments
Disclosure of operating segments [abstract]
Revenue	20	16	17
Operating income (loss)	(341)	(315)	(228)
Depreciation and amortization	(42)	(36)	(40)
Impairment	0	0	0
Capital expenditures	479	85	24
Reconciliation From Operating Income [Abstract]
Operating income	(341)	(315)	(228)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue	(4,708)	(4,721)	(6,082)
Operating income (loss)	76	149	(142)
Depreciation and amortization	0	0	0
Impairment	0	0	0
Capital expenditures	(11)	0	0
Reconciliation From Operating Income [Abstract]
Operating income	76	149	(142)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Revenue	122	58	38
Intersegment sales | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	1,978	1,803	2,026
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Revenue	386	248	134
Intersegment sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	298	505	1,462
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Revenue	1,906	2,091	2,405
Intersegment sales | All other segments
Disclosure of operating segments [abstract]
Revenue	$ 18	$ 16	$ 17